Consolidated Statements of Operations and Comprehensive Loss - Schedule of Share-Based Payments (Details) - 2016 Plan [Member]		12 Months Ended
		Dec. 31, 2025 € / shares	Dec. 31, 2024 € / shares
Options [Member]
Share-Based Payments [Line Items]
Options, Balance		888,632	888,632
Options, Exercised
Options, Balance		888,632	888,632
Options, Exercisable		888,632	888,632
WAEP [Member] | Top of range [member]
Share-Based Payments [Line Items]
WAEP, Balance	[1]	€ 1.86	€ 1.86
WAEP, Exercised	[1]
WAEP, Balance	[1]	1.86	1.86
WAEP, Exercisable	[1]	1.86	1.86
WAEP [Member] | Bottom of range [member]
Share-Based Payments [Line Items]
WAEP, Balance	[1]	1.79	1.68
WAEP, Exercised	[1]
WAEP, Balance	[1]	1.58	1.79
WAEP, Exercisable	[1]	€ 1.58	€ 1.79

[1]	Conversion rates used for one €: December 31,2025 $0.8511, average rate 2025 $0.8855, December 31,2024 $0.9626, average rate 2024 $0.9242